Corporation Information and Basis of Presentation (Details 1)	12 Months Ended
Jun. 30, 2012
Guanli [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria Nky Seeds Co [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria Asia International Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	Hong Kong
Agria Agricultural [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Zhongyuan [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria Hong Kong Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	Hong Kong
Tianjin Beiao Seeds Technology Development Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Wuwei Nky Seeds Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Shanxi Jufeng Seeds Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC